Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Federal income tax purposes					$ 30,078,801
Deferred State and Local Income Tax Expense (Benefit)					23,232,961
Deferred Federal, State and Local, Tax Expense (Benefit)						$ 14,924,318
Tax benefit